RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS
Schedule of material related party relationship

In 2014, 2015 and 2016, the related parties of the Company are as follows:

Name of party (note i)	Relationship

William Wei Huang (Mr. Huang)	Director and CEO of the Company
STT GDC Pte. Ltd.	Principal preferred shareholder of the Company
Global Data Solutions Ltd.	Principal ordinary shareholder of the Company

SBCVC Holdings Limited (“SBCVC”)	Principal preferred shareholder of the Company

EDC Holding	SBCVC was a common principal preferred shareholder of both GDS Holdings and EDC Holding prior to the acquisition

Notes (i):  The English translation of the company names is for reference only. The official names of the companies established in the PRC are in Chinese.

Schedule of major transactions with related parties

		Years ended December 31,
		2014	2015	2016

Service fees charged by EDC Holding	26(b)(i)	55,869	—	—

Loans made to EDC Holding	26(b)(i)	307,048	—	—

Interest income	26(b)(i)	4,296	—	—

Repurchase of redeemable preferred shares	26(b)(ii)	273,562	—	—

Preference dividends STT GDC Pte. Ltd	26(b)(iii)	—	—	223,225
SBCVC		—	—	109,665
Other non-principal preferred shareholders		—	—	10,406

		—	—	343,296

Loan from a related party	26(b)(iv)	—	64,936	—

Repayment of a related party loan	26(b)(iv)	—	—	65,474

Convertible bonds from a related party	26(b)(iv)	—	—	327,580

Interest expenses STT GDC Pte. Ltd	26(b)(iv)	—	2,579	32,245
EDC Holding	26(b)(i)	244	—	—

		244	2,579	32,245

(i)Subsequent to the acquisition of EDC Holding by the Company on June 30, 2014, balances and transactions between the Company and EDC Holding are eliminated upon consolidation in the Company’s consolidated financial statements as of and for the years ended December 31, 2014 and 2015. Prior to the acquisition, the Company entered into the following transactions with EDC Holding.

In December 2013, the Company made a prepayment of RMB320,000 to EDC Holding under a service agreement where it was a customer of EDC Holding. The prepayment covered a two-year service period from 2014 to 2015. During the six-month period ended June 30, 2014, EDC Holding provided services to the Company amounting to RMB 55,869.

During the six-month period ended June 30, 2014, the Company provided loans to EDC Holding amounting to RMB307,048. Interest income on the loans amounted to RMB4,296.

In January 2013, EDC Holding provided a loan of US$8,000 (RMB49,222) to the Company. During the six-month period ended June 30, 2014, interest expenses on the loan amounted to RMB 244.

(ii)In August 2014, the Company repurchased 13,905,901 Series A Shares, 4,403,119 Series A* Shares, 1,640,183 Series B Shares, 7,338,532 Series B1 Shares, 6,643,303 Series B2 Shares and 8,961,143 Series B4 Shares from SBCVC at US$1.0365 (RMB 6.3779) per share, for a cash consideration of US$44,458 (RMB273,562). As of December 31, 2014, outstanding consideration payable to SBCVC amounted to RMB 23,300, which was fully settled in 2015.

(iii)Upon completion of the IPO on November 7, 2016, the Company paid the preference dividend in an aggregate amount of US$50,812 (RMB343,296), of which US$11,449 (RMB76,502) was paid in cash and US$39,363 (RMB266,794) was paid by issuing an aggregate 31,490,164 ordinary shares to the holders of the preferred shares based on the initial public offering price of US$10.00 per ADS, or US$1.25 per ordinary share.

(iv)During the year ended December 31, 2015, the Company borrowed a loan of US$10,000 (RMB 64,936) from STT GDC Pte, Ltd., a principal shareholder of the Company. The interest expenses on the loan amounted to US$397(RMB 2,579).

As of December 31, 2015, the amount due to STT GDC Pte. Ltd. comprised US$10,000 (RMB64,936) short-term loan and accrued loan interest of US$397 (RMB2,668).

On January 29, 2016, the Company received the second tranche of US$50,000 (RMB 327,580) from STT GDC Pte. Ltd for subscription of Convertible Bonds due 2019, of which US$10,000 (RMB65,474) was used to settle the outstanding short-term loan of US$10,000 (RMB65,474).

During the year ended December 31, 2016, the related interest expense arising from the Convertible Bonds due 2019 subscribed by STT GDC Pte. Ltd. amounted to RMB32,245.

Schedule of balances with related parties

		As at December 31
	Note	2015	2016
Amount due to:
STT GDC Pte. Ltd.	26(b)(iv)	67,604	—

		67,604	—

(iv)During the year ended December 31, 2015, the Company borrowed a loan of US$10,000 (RMB 64,936) from STT GDC Pte, Ltd., a principal shareholder of the Company. The interest expenses on the loan amounted to US$397(RMB 2,579).

As of December 31, 2015, the amount due to STT GDC Pte. Ltd. comprised US$10,000 (RMB64,936) short-term loan and accrued loan interest of US$397 (RMB2,668).

On January 29, 2016, the Company received the second tranche of US$50,000 (RMB 327,580) from STT GDC Pte. Ltd for subscription of Convertible Bonds due 2019, of which US$10,000 (RMB65,474) was used to settle the outstanding short-term loan of US$10,000 (RMB65,474).

During the year ended December 31, 2016, the related interest expense arising from the Convertible Bonds due 2019 subscribed by STT GDC Pte. Ltd. amounted to RMB32,245.